Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Principles of Consolidation

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, IBERIABANK, Lenders Title Company (“LTC”), IBERIA Capital Partners L.L.C. (“ICP”), IB Aircraft Holdings, LLC, 1887 Leasing LLC, IBERIA Asset Management, Inc. (“IAM”), and IBERIA CDE, L.L.C. (“CDE”). All significant intercompany balances and transactions have been eliminated in consolidation. All normal, recurring adjustments which, in the opinion of management, are necessary for a fair presentation of the financial statements have been included. Certain amounts reported in prior periods have been reclassified to conform to the current period presentation.

Nature of Operations

NATURE OF OPERATIONS

The Company offers commercial and retail banking products and services to customers throughout locations in six states through IBERIABANK. The Company also operates mortgage production offices in twelve states through IBERIABANK Mortgage Company (“IMC”), and offers a full line of title insurance and closing services throughout Arkansas and Louisiana through LTC and its subsidiaries. ICP provides equity research, institutional sales and trading, and corporate finance services. 1887 Leasing LLC owns an aircraft used by management of the Company, and IB Aircraft Holdings, LLC owns a fractional share of a separate aircraft also used by management. IAM provides wealth management and trust services for commercial and private banking clients. CDE is engaged in the purchase of tax credits.

Use of Estimates

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Material estimates that are susceptible to significant change in the near term are the allowance for credit losses, valuation of and accounting for loans covered by loss sharing arrangements with the FDIC and the related loss share receivables, and determination of fair values of assets acquired in acquisitions.

Concentration of Credit Risks

CONCENTRATION OF CREDIT RISKS

Most of the Company’s business activity is with customers located within the States of Louisiana, Florida, Arkansas, Alabama, Texas, and Tennessee. The Company’s lending activity is concentrated in its market areas in those states. The Company has emphasized originations of commercial loans and private banking loans, defined as loans to larger consumer clients. Repayments on loans are expected to come from cash flows of the borrower and/or guarantor. Losses on secured loans are limited by the value of the collateral upon default of the borrowers. The Company does not have any significant concentrations to any one industry or customer.

Cash and Cash Equivalents

CASH AND CASH EQUIVALENTS

For purposes of presentation in the consolidated statements of cash flows, cash and cash equivalents are defined as cash, interest-bearing deposits and non-interest-bearing demand deposits at other financial institutions with original maturities less than three months. IBERIABANK may be required to maintain average balances on hand or with the Federal Reserve Bank to meet regulatory reserve and clearing requirements. At December 31, 2014 and 2013, the required reserve balances were $17.4 million and $6.7 million, respectively. IBERIABANK had enough cash deposited with the Federal Reserve at December 31, 2014 and 2013 to cover the required reserve balance.

Investment Securities

INVESTMENT SECURITIES

Debt securities that management has the ability and intent to hold to maturity are classified as held to maturity and carried at cost, adjusted for amortization of premiums and accretion of discounts using methods approximating the interest method. Securities not classified as held to maturity or trading, including equity securities with readily determinable fair values, are classified as available for sale and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income. Declines in the value of individual held to maturity and available for sale securities below their cost that are other than temporary are included in earnings as realized losses. In estimating other than temporary impairment losses, management considers 1) the length of time and the extent to which the fair value has been less than cost, 2) the financial condition and near-term prospects of the issuer, 3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value, and 4) for debt securities, the recovery of contractual principal and interest. Gains or losses on securities sold are recorded on the trade date, using the specific identification method.

Loans Held for Sale

LOANS HELD FOR SALE

Loans held for sale primarily consist of fixed rate single-family residential mortgage loans originated and under contract to be sold in the secondary market. Mortgage loans originated and held for sale are recorded at fair value under the fair value option, unless otherwise noted. Any other loans held for sale are carried at the lower of cost or estimated fair value. For mortgage loans for which the Company has elected the fair value option, gains and losses are included in mortgage income. For any other loans held for sale, net unrealized losses, if any, are recognized through a valuation allowance that is recorded as a charge to income. See Note 23 for further discussion of the determination of fair value for loans held for sale. In most cases, loans in this category are sold within thirty days and are generally sold with the mortgage servicing rights released. Buyers generally have recourse to return a purchased loan to the Company under limited circumstances. Recourse conditions may include early payment default, breach of representations or warranties, and documentation deficiencies. During 2014 and 2013, an insignificant number of loans were returned to the Company. At December 31, 2014, mortgage loans held for sale subject to repurchase were immaterial.

Loans, Excluding Acquired Loans ("Legacy Loans")

LOANS, EXCLUDING ACQUIRED LOANS (“LEGACY LOANS”)

The Company grants mortgage, commercial and consumer loans to customers. Except for loans acquired, loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at the unpaid principal balances, less the allowance for credit losses and net deferred loan origination fees and unearned discounts.

Interest income on loans is accrued over the term of the loans based on the principal balance outstanding. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield, using the effective interest method.

The accrual of interest on loans is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection. Mortgage, credit card and other personal loans are typically charged down to net collateral value, less cost to sell, no later than 180 days past due. Past due status is based on the contractual terms of loans. In all cases, loans are placed on nonaccrual status or charged off at an earlier date if collection of principal or interest is considered doubtful.

The Company’s covered loan portfolio and non-covered loan portfolio, which is delineated between a) legacy loans and b) acquired loans, are disaggregated into portfolio segments for purposes of determining the allowance for credit losses. The Company’s portfolio segments include commercial, mortgage, and consumer. The Company further disaggregates each commercial, mortgage, and consumer portfolio segment into classes for purposes of monitoring and assessing credit quality based on certain risk characteristics. Classes within the commercial loan portfolio segment include commercial real estate construction, commercial real estate – other, and commercial business. Classes within the mortgage portfolio segment include mortgage – prime and mortgage – subprime. Classes within the consumer portfolio segment include home equity, indirect auto, credit card, and consumer – other.

Credit Quality

The Company utilizes an asset risk classification system in accordance with guidelines established by the Federal Reserve Board as part of its efforts to monitor commercial asset quality. “Special mention” loans are defined as loans where known information about possible credit problems of the borrower cause management to have some doubt as to the ability of these borrowers to comply with the present loan repayment terms and which may result in future disclosure of these loans as nonperforming. For assets with identified credit issues, the Company has two primary classifications for problem assets: “substandard” and “doubtful.” Substandard assets have one or more defined weaknesses and are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. Doubtful assets have the weaknesses of substandard assets with the additional characteristic that the weaknesses make collection or liquidation in full satisfaction of the loan balance outstanding questionable, which makes probability of loss based on currently existing facts, conditions and values higher. Loans classified as “Pass” do not meet the criteria set forth for special mention, substandard, or doubtful classification and are not considered criticized. Asset risk classifications are periodically reviewed and changed if, in the opinion of management, the risk profile of the customer has changed since the last review of the loan relationship.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Impairment losses are measured on a loan by loan basis for commercial and certain consumer loans based on either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent.

In general, all interest accrued but not collected for loans that are placed on nonaccrual status or charged off is reversed against interest income. The interest on these loans is accounted for on the cash-basis method or cost-recovery method, until the loans qualify for a return to accrual status. Loans are returned to accrual status when all principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Troubled Debt Restructurings

During the course of its lending operations, the Company periodically grants concessions to its customers in an attempt to protect as much of its investment as possible and minimize risk of loss. These concessions may include restructuring the terms of a customer loan to alleviate the burden of the customer’s near-term cash requirements. In order to be considered a troubled debt restructuring (“TDR”), the Company must conclude that the restructuring constitutes a concession and the customer is experiencing financial difficulties. The Company defines a concession to the customer as a modification of existing terms for economic or legal reasons that it would otherwise not consider. The concession is either granted through an agreement with the customer or is imposed by a court or law. Concessions include modifying original loan terms to reduce or defer cash payments required as part of the loan agreement, including but not limited to:

•	a reduction of the stated interest rate for the remaining original life of the debt,

•	extension of the maturity date or dates at a stated interest rate lower than the current market rate for new debt with similar risk characteristics,

•	reduction of the face amount or maturity amount of the debt as stated in the agreement, or

•	reduction of accrued interest receivable on the debt.

In its determination of whether the customer is experiencing financial difficulties, the Company considers numerous indicators, including, but not limited to:

•	whether the customer is currently in default on its existing loan, or is in an economic position where it is probable the customer will be in default on its loan in the foreseeable future without a modification,

•	whether the customer has declared or is in the process of declaring bankruptcy,

•	whether there is substantial doubt about the customer’s ability to continue as a going concern,

•	whether, based on its projections of the customer’s current capabilities, the Company believes the customer’s future cash flows will be insufficient to service the debt, including interest, in accordance with the contractual terms of the existing agreement for the foreseeable future, and

•	whether, without modification, the customer cannot obtain sufficient funds from other sources at an effective interest rate equal to the current market rate for similar debt for a nontroubled debtor.

If the Company concludes that both a concession has been granted and the concession was granted to a customer experiencing financial difficulties, the Company identifies the loan as a TDR. For purposes of the determination of an allowance for credit losses for TDRs, the Company considers a loss probable on the loan, which is reviewed for specific impairment in accordance with the Company’s allowance for loan loss methodology. If it is determined that losses are probable on such TDRs, either because of delinquency or other credit quality indicator, the Company establishes specific reserves for these loans.

Acquired Loans

ACQUIRED LOANS

The Company accounts for its business combinations under the acquisition method, where all identifiable assets acquired, including loans, are recorded at fair value. Acquired loans are recorded at fair value in accordance with the fair value methodology consistent with the exit price concept. Credit risk assumptions and any resulting credit discounts are included in the determination of fair value. Therefore, an allowance for credit losses is not recorded at the acquisition date. The determination of fair value includes estimates related to discount rates, expected prepayments and the amount and timing of undiscounted expected principal, interest and other cash flows.

Acquired loans are evaluated at acquisition and classified as purchased impaired (“acquired impaired”) or purchased non-impaired (“acquired non-impaired”). Purchased impaired loans reflect credit deterioration since origination to the extent that it is probable at the time of acquisition that the Company will be unable to collect all contractually required payments. At the time of acquisition, purchased impaired loans are accounted for individually or aggregated into loan pools with similar characteristics, which include:

•	whether the loan is performing according to contractual terms at the time of acquisition,

•	the loan type based on regulatory reporting guidelines, namely whether the loan was a mortgage, consumer, or commercial loan

•	the nature of collateral,

•	the interest rate type, whether fixed or variable rate, and

•	the loan payment type, primarily whether the loan is amortizing or interest-only.

From these pools, the Company uses certain loan information, including outstanding principal balance, estimated expected losses, weighted average maturity, weighted average term to re-price (if a variable rate loan), weighted average margin, and weighted average interest rate to estimate the expected cash flow for each loan pool.

For purchased impaired loans, expected cash flows at the acquisition date in excess of the fair value of loans are recorded as interest income over the life of the loans using a level yield method if the timing and amount of future cash flows is reasonably estimable. For purchased non-impaired loans, the difference between the fair value and unpaid principal balance of the loan at acquisition, referred to as a purchase premium or purchase discount, is amortized or accreted to income over the estimated life of the loans using a method that approximates the interest method.

Subsequent to acquisition, the Company performs cash flow re-estimations at least quarterly for each purchased impaired loan and/or loan pool. Increases in estimated cash flows above those expected at acquisition are recognized on a prospective basis as interest income over the remaining life of the pool. Decreases in expected cash flows subsequent to acquisition result in recognition of a provision for credit loss.

Purchased impaired loans are placed on nonaccrual status when the Company cannot reasonably estimate cash flows on a loan or loan pool.

FDIC Loss Share Receivable

FDIC LOSS SHARE RECEIVABLE

Because the FDIC reimburses the Company for losses on certain loans acquired in 2009 and 2010, indemnification assets were recorded at fair value as of the acquisition dates. The initial values of the indemnification assets were based on estimated cash flows to be received over the expected life of the acquired assets, not to exceed the term of the indemnification agreements. The loss sharing terms of the Company’s commercial and single family residential indemnification agreements are five years and ten years, respectively, from the date of acquisition. The CSB reimbursable loss period ended as of October 1, 2014 for all covered assets excluding single family residential assets. The CSB reimbursable loss period for single family residential assets will end during the third quarter of 2019. The Century and Orion reimbursable loss periods ended as of January 1, 2015 for all covered assets excluding single family residential assets and will end during the fourth quarter of 2019 for single family residential assets. The Sterling reimbursable loss period ends during the third quarter of 2015 for all covered assets excluding single family residential assets and during the third quarter of 2020 for single family residential assets. Assets are covered through expiration of the loss share term, at which point such assets are considered non-covered.

Because the indemnification assets are measured on the same basis as the indemnified (“covered”) loans, subject to contractual and collectability limitations, the indemnification assets are impacted by changes in expected cash flows on covered assets. Increases in credit losses expected to occur within the loss share term are recorded as current period increases to the allowance for credit losses and increase the amount collectible from the FDIC by the applicable loss share percentage. Decreases in credit losses expected to occur within the loss share term reduce the amount collectible from the FDIC and increase the amount collectible from customers in the form of prospective accretion on loans. Increases in the portion of indemnification asset collectible from customers are amortized to income. Periodic amortization represents the amount that is expected to result in symmetrical recognition of pool-level accretion and amortization over the shorter of 1) the life of the loan or 2) the life of the shared loss agreement.

The Company assesses the indemnification assets for collectibility at the acquisition level based on three sources: 1) the FDIC, 2) OREO transactions, and 3) customers. Amounts collectible from the FDIC through loss reimbursements are comprised of losses currently expected within the loss share term. A current period impairment would be recorded to the extent that events or circumstances indicate that losses previously expected to occur within the loss share term are expected to occur subsequent to loss share termination. Amounts collectible through expected gains on the sale of OREO are written-up or impaired each period based on the best available information.

Loss assumptions used to measure the basis of the indemnified loans are consistent with the loss assumptions used to measure the indemnification assets.

The indemnification asset is reduced when cash is received from the FDIC.

Allowance For Credit Losses

ALLOWANCE FOR CREDIT LOSSES

The manner in which the allowance for credit losses is determined is based on the accounting method applied to the underlying loans. The Company delineates between loans accounted for under the contractual yield method, primarily legacy loans, and loans accounted for as purchased impaired loans, primarily acquired loans.

Legacy Loans

Legacy loans represent loans accounted for under the contractual yield method. The Company’s legacy loans include loans originated by the Company and acquired loans that are not accounted for as acquired credit impaired loans.

The Legacy ACL represents management’s best estimate of probable credit losses inherent at the balance sheet date. Determination of the Legacy ACL involves a high degree of complexity and requires significant judgment. Several factors are taken into consideration in the determination of the overall Legacy ACL, including a qualitative component. These factors include, but are not limited to, the overall risk profiles of the loan portfolios, net charge-off experience, the extent of impaired loans, the level of nonaccrual loans, the level of 90 days past due loans and the overall percentage level of the allowance. The Company also considers overall asset quality trends, changes in lending and risk management practices and procedures, trends in the nature and volume of the loan portfolio, including the existence and effect of any portfolio concentrations, changes in experience and depth of lending staff, the Company’s legal, regulatory and competitive environment, national and regional economic trends, and data availability and applicability that might impact the portfolio. See the “Application of Critical Accounting Policies and Estimates” section for more information.

During 2014, the Company did not substantively change any material aspect of its overall approach in the determination of the allowance for credit losses and there have been no material changes in assumptions or estimation techniques as compared to December 31, 2013. However, during the third quarter of 2013, the Company modified its methodology for estimating its allowance for credit losses on its non-covered, non-acquired loan portfolio to incorporate practices, processes, and methodologies consistent with the guidance provided in the FRB’s inter-agency policy statement 2006 SR 06-17. The methodology was modified to segregate the reserve for unfunded lending commitments (“RULC”), previously included in the Company’s allowance for loan losses, into a separate liability on the Company’s consolidated balance sheet, and to enhance the previous methodology around loss migration.

Certain inherent, but unconfirmed losses are probable within the loan portfolio. The Company’s current methodology for determining the level of losses is based on historical loss rates, current credit grades, specific allocation and other qualitative adjustments. In a stable or deteriorating credit environment, heavy reliance on historical loss rates and the credit grade rating process results in model-derived required reserves that tend to slightly lag behind portfolio deterioration. Similar lags can occur in an improving credit environment whereby required reserves can lag slightly behind portfolio improvement. Given these model limitations, qualitative adjustment factors may be incremental or decremental to the quantitative model results.

Acquired Impaired Loans

Acquired impaired loans, which include covered loans and certain non-covered loans, represent loans acquired by the Company that are accounted for in accordance with ASC Topic 310-30.

Loans acquired in business combinations were recorded at their acquisition date fair values, which were based on expected cash flows and included estimates of expected future credit losses. Under current accounting principles, information regarding the Company’s estimates of loan fair values may be adjusted for a period of up to one year as the Company continues to refine its estimate of expected future cash flows in the acquired portfolio. If the Company discovers that it has materially underestimated the credit losses expected in the loan portfolio based on information available at the acquisition date within the purchase accounting period, it will retroactively reduce or eliminate the gain and/or increase goodwill recorded on the acquisition. If the Company determines that losses arose after the acquisition date, the additional losses will be reflected as a provision for credit losses.

At December 31, 2014, the Company had an allowance for credit losses of $45 million to reserve for expected losses currently in the covered loan portfolio and $9 million to reserve for probable losses currently in the acquired impaired loan portfolio that have arisen after the losses were estimated at the respective acquisition dates. Based on facts and circumstances available, management of the Company believes that the acquired impaired allowance for credit losses was appropriate at December 31, 2014. However, future adjustments to the allowance may be necessary, and the results of operations could be adversely affected, if circumstances differ substantially from the assumptions used by management in determining the allowance for credit losses.

Off-Balance Sheet Credit-Related Financial Instruments

OFF-BALANCE SHEET CREDIT-RELATED FINANCIAL INSTRUMENTS

The Company accounts for its guarantees in accordance with the provisions of ASC Topic 460. In the ordinary course of business, the Company has entered into commitments to extend credit, including commitments under commercial construction arrangements, commercial and home equity lines of credit, credit card arrangements, commercial letters of credit and standby letters of credit. Such financial instruments are recorded when they are funded.

Derivative Financial Instruments

DERIVATIVE FINANCIAL INSTRUMENTS

The Company enters into derivative financial instruments to manage interest rate risk, asset sensitivity, and other exposures such as liquidity and credit risk. The primary types of derivatives used by the Company include interest rate swap agreements, interest rate lock commitments, forward sales commitments, and written and purchased options. All derivative instruments are recognized on the consolidated balance sheets as other assets or other liabilities at fair value, as required by ASC Topic 815.

As part of its activities to manage interest rate risk (i.e., the exposure to the variability of future cash flows or other forecasted transactions due to fluctuating market rates), the Company enters into interest rate contracts, which typically include interest rate swap agreements. The Company primarily utilizes these instruments, which the Company designates as cash flow hedges, to convert a portion of its variable-rate loans or debt to a fixed rate. In addition to using interest rate swap agreements to manage interest rate risk, the Company also enters into derivative instruments to help its commercial customers manage their exposure to interest rate fluctuations or other customers to facilitate business transactions. To mitigate the market risk associated with these customer contracts, the Company enters into offsetting derivative contract positions. The Company manages its credit risk, or potential risk of default by its commercial customers, through credit limit approval and monitoring procedures.

Interest rate swap agreements

Interest rate swaps are agreements to exchange interest payments based upon notional amounts. The exchange of payments typically involves paying a fixed rate and receiving a variable rate or vice versa.

Interest rate lock commitments

The Company enters into commitments to originate mortgage loans intended for sale whereby the interest rate on the prospective loan is determined prior to funding (“rate lock”). A rate lock is given to a borrower, subject to conditional performance obligations, for a specified period of time that typically does not exceed 60 days. Rate lock commitments on mortgage loans that are intended to be sold are considered to be derivatives. Accordingly, such commitments are recorded at fair value as derivative assets or liabilities, with changes in fair value recorded in mortgage income on the consolidated statements of comprehensive income.

Forward sales commitments

The Company uses forward sales commitments to protect the value of its rate locks and mortgage loans held for sale from changes in interest rates and pricing between the origination of the rate lock and sale of these loans, as changes in interest rates have the potential to cause a decline in value of rate locks and mortgage loans included in the held for sale portfolio. These commitments are considered to be derivatives and are recorded at fair value as derivative assets or liabilities, with changes in fair value recorded in mortgage income on the consolidated statements of comprehensive income.

Equity-indexed certificates of deposit

IBERIABANK offers its customers a certificate of deposit that provides the purchaser a guaranteed return of principal at maturity plus potential return, which allows IBERIABANK to identify a known cost of funds. The rate of return is based on the performance of a basket of publically traded stocks that represent a variety of industry segments. Because it is based on an equity index, the rate of return represents an embedded derivative that is not clearly and closely related to the host instrument and is to be accounted for separately. Accordingly, the certificate of deposit is separated into two components: a zero coupon certificate of deposit (the host instrument) and a written option purchased by the depositor (an embedded derivative). The discount on the zero coupon deposit is amortized over the life of the deposit, and the written option is carried at fair value on the Company’s consolidated balance sheets, with changes in fair value recorded through earnings. IBERIABANK offsets the risks of the written option by purchasing an option with terms that mirror the written option and that is also carried at fair value on the Company’s consolidated balance sheets.

Derivatives Designated in Hedging Relationships

For cash flow hedges, the effective portion of the gain or loss related to the derivative instrument is initially reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction affects earnings or when the hedge is terminated. The ineffective portion of the gain or loss is reported in earnings immediately. In applying hedge accounting for derivatives, the Company establishes and documents a method for assessing the effectiveness of the hedging derivative and a measurement approach for determining the ineffective aspect of the hedge upon the inception of the hedge.

At December 31, 2014, there were no hedging relationships designated for hedge accounting purposes.

Derivatives Not Designated in Hedging Relationships

For derivative instruments that are not designated as hedging instruments, changes in the fair value of the derivatives are recognized in earnings immediately.

Premises and Equipment

PREMISES AND EQUIPMENT

Land is carried at cost. Buildings, furniture, fixtures, and equipment are carried at cost, less accumulated depreciation computed on a straight line basis over the estimated useful lives of 10 to 40 years for buildings and 3 to 15 years for furniture, fixtures and equipment. Capitalized leasehold improvements are amortized over the length of the initial lease agreement or their useful life, whichever is shorter.

Other Real Estate

OTHER REAL ESTATE

Other real estate includes all real estate, other than bank premises used in bank operations, owned or controlled by the Company, including real estate acquired in settlement of loans. Properties are recorded at the balance of the loan (which is the pro-rata carrying value of loans accounted for in accordance with ASC Topic 310-30) or at estimated fair value less estimated selling costs, whichever is less, at the date acquired. Subsequent to foreclosure, management periodically performs valuations and the assets are carried at the lower of cost or fair value less estimated selling costs. Revenue and expenses from operations, gain or loss on sale and changes in the valuation allowance are included in net expenses from foreclosed assets.

Goodwill and Other Intangible Assets

GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

Goodwill is accounted for in accordance with ASC Topic 350, and accordingly is not amortized but is evaluated at least annually for impairment. As part of its testing, the Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the results of the qualitative assessment indicate impairment, the Company determines the fair value of a reporting unit relative to its carrying amount to determine whether quantitative indicators of impairment are present. When the Company determines that the fair value of the reporting unit is below its carrying amount, the Company determines the fair value of the reporting unit’s assets and liabilities, considering deferred taxes, and then measures impairment loss by comparing the implied fair value of goodwill with the carrying amount of that goodwill.

Title Plant

The Company records its title plant assets in accordance with ASC Topic 950. Under ASC Topic 950, costs incurred to construct a title plant, including the costs incurred to obtain, organize, and summarize historical information, are capitalized until the title plant can be used to perform title searches. Purchased title plant, including a purchased undivided interest in title plant, is recorded at cost at the date of acquisition. For title plant acquired separately or as part of a company acquisition, cost is measured as the fair value of the consideration given. Capitalized costs of title plant are not depreciated or charged to income unless circumstances indicate that the carrying amount of the title plant has been impaired. Impairment identifiers include a change in legal requirements or statutory practices, identification of obsolescence, and abandonment of the title plant, among other identifiers.

Intangible assets subject to amortization

The Company’s acquired intangible assets that are subject to amortization include core deposit intangibles, amortized on a straight line or accelerated basis, and a customer relationship intangible asset, amortized on an accelerated basis over average lives not to exceed 10 years.

Transfers of Financial Assets

TRANSFERS OF FINANCIAL ASSETS

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when 1) the assets have been isolated from the Company, 2) the transferee obtains the right, free of conditions that constrain it from taking advantage of that right, to pledge or exchange the transferred assets, and 3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity. Should the transfer not meet these three criteria, the transaction is treated as a secured financing.

Income Taxes

INCOME TAXES

The Company and all subsidiaries file a consolidated federal income tax return on a calendar year basis. The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions through IBERIABANK, IMC, LTC and their subsidiaries. In lieu of Louisiana state income tax, IBERIABANK is subject to the Louisiana bank shares tax, a portion of which is included in both non-interest expense and income tax expense in the Company’s consolidated statements of comprehensive income. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations for years before 2011.

Deferred income tax assets and liabilities are determined using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the temporary differences between the book and tax bases of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws. The measurement of deferred tax assets is reduced, if necessary, by the amount of any tax benefits that, based on available evidence, are not expected to be realized.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits, if applicable, in non-interest expense.

Stock Compensation Plans

STOCK COMPENSATION PLANS

The Company issues stock options and restricted stock under various plans to directors, officers and other key employees. The Company accounts for its stock compensation plans in accordance with ASC Topics 718 and 505. Under those provisions, the Company has adopted a fair value based method of accounting for employee stock compensation plans, whereby compensation cost is measured at the grant date based on the value of the award and is recognized on a straight-line basis over the service period, which is usually the vesting period, taking into account retirement eligibility. For service awards with graded vesting, the Company recognizes compensation cost on a straight-line basis. As a result, compensation expense relating to stock options and restricted stock is reflected in net income as part of “Salaries and employee benefits” on the consolidated statements of comprehensive income for employees and “Professional services” for non-employee directors. The Company’s practice has been to grant options at no less than the fair market value of the stock at the grant date.

Earnings Per Common Share

EARNINGS PER COMMON SHARE

Basic earnings per share represents income available to common shareholders divided by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflect additional common shares that would have been outstanding if dilutive potential common shares, in the form of stock options, had been issued, as well as any adjustment to income that would result from the assumed issuance. Participating common shares issued by the Company relate to unvested outstanding restricted stock awards, the earnings allocated to which are used in determining income available to common shareholders under the two-class method. The two-class method allocates earnings for the period between common shareholders and other participating securities holders. The participating awards receiving dividends will be allocated the same amount of income as if they were outstanding shares.

Treasury Stock

TREASURY STOCK

The purchase of the Company’s common stock is recorded at cost. At the date of retirement or subsequent reissuance, treasury stock is reduced by the cost of such stock with differences recorded in additional paid-in capital or retained earnings, as applicable.

As of December 31, 2014, 1,809,497 shares of the Company’s common stock were classified as treasury stock in the consolidated financial statements. Effective January 1, 2015, companies incorporated in Louisiana became subject to the Louisiana Business Corporation Act (which replaced the Louisiana Business Corporation Law). Provisions of the Louisiana Business Corporation Act eliminate the concept of treasury stock and provide that shares reacquired by a company are to be treated as authorized but unissued shares. As a result of this change in law, for the consolidated financial statements beginning with the quarterly period ended March 31, 2015, the Company will begin to classify shares previously classified as treasury stock as a reduction to issued shares of common stock, and, accordingly, will adjust the stated value of common stock and paid in capital.

Comprehensive Income

COMPREHENSIVE INCOME

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities and cash flow hedges, are reported as a separate component of the shareholders’ equity section of the consolidated balance sheets, such items, along with net income, are components of comprehensive income.

Fair Value Measurements

FAIR VALUE MEASUREMENTS

The Company estimates fair value based on the assumptions market participants would use when selling an asset or transferring a liability and characterizes such measurements within the fair value hierarchy based on the inputs used to develop those assumptions and measure fair value. The hierarchy requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities.

•	Level 2 - Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

A description of the valuation methodologies used for instruments measured at fair value follows, as well as the classification of such instruments within the valuation hierarchy.

Investment securities

Securities are classified within Level 1 where quoted market prices are available in an active market. Inputs include securities that have quoted prices in active markets for identical assets. If quoted market prices are unavailable, fair value is estimated using quoted prices of securities with similar characteristics, at which point the securities would be classified within Level 2 of the hierarchy.

Mortgage loans held for sale

Mortgage loans originated and held for sale are recorded at fair value under the fair value option, unless otherwise noted. When determining the fair value of loans held for sale, the Company obtains quotes or bids on these loans directly from the purchasing financial institutions (Level 2).

Impaired loans

Loans are measured for impairment using the methods permitted by ASC Topic 310. Fair value measurements are used in determining impairment using either the loan’s observable market price (Level 1), if available, or the fair value of the collateral if the loan is collateral dependent (Level 2). Measuring the impairment of loans using the present value of expected future cash flows, discounted at the loan’s effective interest rate, is not considered a fair value measurement. Fair value of the collateral is determined by appraisals or independent valuation.

Other real estate owned (OREO)

Fair values of OREO at December 31, 2014 are determined by sales agreement or appraisal, and costs to sell are based on estimation per the terms and conditions of the sales agreement or amounts commonly used in real estate transactions. Inputs include appraisal values on the properties or recent sales activity for similar assets in the property’s market, and thus OREO measured at fair value would be classified within Level 2 of the hierarchy. The Company included property write-downs of $3.8 million, $4.8 million, and $6.4 million in earnings as part of “Costs of OREO property, net” on the consolidated statements of comprehensive income for the years ended December 31, 2014, 2013, and 2012, respectively.

Derivative financial instruments

The Company enters into commitments to originate loans whereby the interest rate on the prospective loan is determined prior to funding. Rate locks on mortgage loans that are intended to be sold are considered to be derivatives. The Company offers its customers a certificate of deposit that provides the purchaser a guaranteed return of principal at maturity plus potential return, which allows the Company to identify a known cost of funds. The rate of return is based on an equity index, and as such represents an embedded derivative. Fair value of interest rate swaps, interest rate locks, forward sales commitments, and equity-linked written and purchased options are estimated using prices of financial instruments with similar characteristics, and thus are classified within Level 2 of the fair value hierarchy.